Supplement Dated March 7, 2001 to the
                        Prospectus Dated October 1, 2000

                  The Advisors' Inner Circle Fund (the "Trust")
                  GLB New Opportunity Growth Fund (the "Fund")

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The Fund has instituted a redemption fee of 2.00% for shares sold within 120 days of their purchase date. Additionally, the Fund has lowered the minimum initial investment from $10,000 to $2,000. Both changes are effective for all purchases after February 20, 2001.

Under the heading "Fund Fees and Expenses", the following "Shareholder Fees" table should be added to page 3 of the Prospectus, above "Annual Fund Operating Expenses":

Shareholder Fees (fees paid directly from your investment)
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

--------------------------------------------------------------------------------------- ------------------------------
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Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                None
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Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                          None
--------------------------------------------------------------------------------------- ------------------------------
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
(as a percentage of offering price)                                                                None
--------------------------------------------------------------------------------------- ------------------------------
--------------------------------------------------------------------------------------- ------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                2.00%
--------------------------------------------------------------------------------------- ------------------------------
--------------------------------------------------------------------------------------- ------------------------------
Exchange Fee                                                                                       None
--------------------------------------------------------------------------------------- ------------------------------
--------------------------------------------------------------------------------------- ------------------------------

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*   This fee only applies to shares sold within 120 days of their purchase date.


Under the sub-heading "Minimum Purchases" on page 7 of the Prospectus, the paragraph should be deleted and replaced with the following:

Minimum Purchases

To purchase shares for the first time, you must invest at least $2,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $500. To purchase shares for an individual retirement account (IRA) or other tax qualified account only, you must also invest at least $2,000. The Fund may accept investments of smaller amounts at its discretion.

Under the sub-heading "Systematic Withdrawal Plan" on page 7 of the Prospectus, the first paragraph should be deleted and replaced with the paragraph below:

Systematic Withdrawal Plan

If you have at least $20,000 in your account ($2,000 in the case of an IRA or other tax qualified account), you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to your address of record by check or, to a designated bank account by ACH payment.

Under the sub-heading "Receiving Your Money" on page 8 of the Prospectus, the paragraph should be deleted and replaced with the paragraph below:

Receiving Your Money

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be sent to you by check or wired to your bank account provided the wire is for more than $2,000 and you have elected wire privileges on your application, or your request is in writing and signature guaranteed. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Under "How To Sell Your Fund Shares", the following section should be added to page 8 of the Prospectus, below "Receiving Your Money":

Redemption Fee

The Fund charges a redemption fee of 2.00% on redemptions of shares that have been held less than 120 days. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

Under the sub-heading "Involuntary Sales of Your Shares" on page 8 of the Prospectus, the paragraph should be deleted and replaced with the following:

Involuntary Sales of Your Shares

If your account balance drops below $2,000 because of redemptions you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

                      ___________________________________
               Please retain this supplement for future reference.